CONTINGENCIES	12 Months Ended
Feb. 28, 2014
Notes to Financial Statements
Note 10 - CONTINGENCIES

Litigation

In the normal course of business, we may become involved in various legal proceedings.  Except as stated below, we know of no pending or threatened legal proceeding to which we are or will be a party that, if successful, might result in a material adverse change in our business, properties or financial condition.

Litigation Update

Augme Technologies, Inc. v. AOL, Inc. and Time Warner, Inc., Civil Action No. 1:12-cv-05439-CM (transferred from Civil Action No. 1:09-cv-04299-RWS (S.D.N.Y.)), a patent infringement and trademark infringement lawsuit pending in the U.S. District Court for the Southern District of New York (transferred from the U.S. District Court for the Central District of California) since September 10, 2008.

The case is a patent infringement case originally filed by Augme against AOL, Inc. and Time Warner, Inc. in the Central District of California and subsequently transferred to the Southern District of New York.  It also originally included a trademark infringement action against AOL, Inc. for use of the BOOMBOX trademark which has subsequently been dismissed.  In its patent infringement claim, Augme sought both monetary relief for patent infringement damages and injunctive relief against further infringement by AOL and Time Warner.  The AOL defendants and Augme agreed to settle litigation between themselves and, on February 26, 2013, the case was dismissed between those parties. The stayed case remains pending against Time Warner, Inc.  Below is a summary of the current status of this case.

On June 13, 2012, the patent infringement claims were transferred from Judge Robert Sweet to Judge Colleen McMahon.  The residual claims for trademark infringement, unfair competition and false designation of origin, which remained with Judge Sweet, were dismissed by agreement of the parties on November 19, 2012.

With regard to the patent infringement claims, Time Warner filed a Motion for Judgment on the Pleadings on September 27, 2012, and, shortly thereafter, a Motion for Rule 11 Sanctions on October 23, 2012.  On October 26, 2012, the Court suasponte stayed the case regarding any claims related to U.S. Patent No. 7,269,636 (“‘636 patent”), pending the outcome of the ongoing reexamination of that patent by the U.S. Patent and Trademark Office.  Because the remaining patent-in-suit, U.S. Patent Nos. 6,594,691 (“‘691 patent”), is closely related to the ‘636 patent, Augme moved to stay the case in its entirety on November 5, 2012.  On December 20, 2012, Judge McMahon denied Augme’s motion to stay as to the ‘691 patent and did not disturb the preexisting stay as to the ‘636 patent.

Because of Judge McMahon’s requirement that all discovery in the case be completed by the end of February 2013 and given that discovery as to the ‘691 patent would be totally duplicative of discovery which would have to be conducted later as to the ‘636 patent, on January 7, 2013, Augme filed a covenant not to sue defendants on the ‘691 patent and a motion to dismiss the ‘691 patent from the case.  Based on the pendency of the motion to dismiss, on January 11, 2013, Magistrate Judge Gabriel Gorenstein adjourned all further discovery as to the ‘691 patent.

On January 16, 2013, Judge McMahon entered an order dismissing the ‘691 patent from the case and maintaining the stay as to the ‘636 patent.  She placed the case on suspension and denied Time Warner’s pending motions without prejudice.

The AOL defendants and Augme agreed to settle the litigation as between Augme, on the one hand, and AOL, Inc. and AOL Advertising, Inc., on the other.  Accordingly, on February 6, 2013, Augme and the AOL defendants filed a Joint Motion for Stipulated Dismissal of the case as between those parties.  On February 26, 2013, Judge McMahon entered an Order of Dismissal as to the parties, AOL, Inc. and AOL Advertising, Inc.  The stayed case remains pending against Time Warner, Inc.

Augme Technologies, Inc. v. Yahoo! Inc., Civil Action No. 3:09-cv-05386-JCS, a patent infringement lawsuit pending in the U.S. District Court for the Northern District of California since November 16, 2009.  On December 21, 2010, Yahoo! filed a first amended answer to Augme’s complaint, in which Yahoo! asserted its own counterclaim against Augme alleging infringement of, inter alia, U.S. Patent Nos. 7,640,320 (“‘320 patent”) and 7,512,622 (“‘622 patent”).  On August 21, 2012, the parties stipulated to dismissal of Yahoo’s claim for infringement of the ‘622 patent with prejudice.

This case is a patent infringement lawsuit brought by Augme against Yahoo, Inc.  Yahoo has also counterclaimed for patent infringement.  In this case, Augme is seeking monetary relief for patent infringement damage and injunctive relief against future infringement.  A summary of the case is set forth below.

With respect to Augme’s claims of patent infringement, on June 11, 2012, Yahoo! renewed its Motion for Summary Judgment of non-infringement. The Court heard argument on the summary judgment issues on July 20, 2012.  On August 8, 2012, the Court granted Yahoo!’s Motion for Summary Judgment of non-infringement, dismissing Augme’s patent claims against Yahoo! and declining to address Augme’s previously filed Motion for Partial Summary Judgment of validity.  Based on the Court’s summary judgment order, Augme moved for Entry of Judgment under Rule 54(b).  Yahoo! opposed Augme’s motion in light of the pending counterclaim for infringement of the ‘320 patent.  Nonetheless, Augme’s motion was granted by the Court on October 29, 2012, and final judgment was entered shortly thereafter on November 15, 2012.  On December 12, 2012, Augme filed a Notice of Appeal as to the judgment as to the Augme patent. The appeal was docketed by the Federal Circuit on December 19, 2012.

With respect to Yahoo!’s counterclaim regarding infringement of the ‘320 patent, the parties agreed to and filed a stipulation of non-infringement of this patent on December 13, 2012, under the Court’s claim construction ruling of January 3, 2012.  The parties also stipulated to entry of judgment under Rule 54(b) and 28 U.S.C. § 1292(c)(2), which permits the entry of judgment in patent cases “which … [are] final except for an accounting.”  The parties also requested that the Court stay the remainder of the case pending Augme’s appeal to the Federal Circuit Court of Appeals.  The Court signed such an order on December 13, 2012, and entered it the next day.  Augme filed with the district court a Notice of Appeal to the Federal Circuit Court of Appeals as to Yahoo!’s ‘320 patent judgment on January 11, 2013. The second appeal was docketed by the Federal Circuit on February 6, 2013 and consolidated with the prior appeal.  Briefing on the appeals was completed by September 6, 2013.  Oral argument before the Court of Appeals was held on December 5, 2013 and the parties are awaiting the Court’s decision.

Brandofino Communications vs. Augme Technologies, Inc. Civil Action No. 652639/2011. On September 27, 2011, Brandofino Communications, Inc. (“Brandofino”) filed suit against Augme and New Aug LLC in the Supreme Court of the State of New York, New York County.  The complaint alleges, inter alia, breach of contract and unjust enrichment claims arising from work Brandofino allegedly performed for Augme pursuant to a marketing agreement entered into by Brandofino and Augme. The complaint seeks damages in excess of $1.0 million.  Augme has served its Answer and set forth counterclaims for breach of contract, unfair competition, tortious interference with business relations, and violations of New York General Business Law Section 349 (relating to violations of Augme’s intellectual property rights).  The Company intends to vigorously defend against Brandofino’s claim and pursue its counterclaims.

Shaub & Williams, L.L.P., vs. Augme Technologies, Inc. Civil Action No. 1:13-cv-01101-GBD. Augme's prior counsel, Shaub & Williams, LLP (“S&W”), filed a Complaint in the United States District Court for the Southern District of New York seeking recovery on a quantum meruit (value of services) basis attorney's fees in the amount of $2,249,686.25 for its prior representation of Augme in litigation.  Augme has denied the allegations in the Complaint and have alleged that it has paid all fees due to S&W.  The Company also asserted a breach of contract counterclaim, alleging that S&W overbilled Augme and should be refunded some of the attorney’s fees already paid to S&W.  The parties are currently conducting discovery, and the court recently issued new discovery deadlines—fact discovery shall be completed by May 30, 2014, and expert discovery by July 15, 2014.  The court has declined to set a trial date at this time.

Leibsohn, et al. v. Hipcricket, Inc. (FKA Augme Technologies), et al., No. 13-2-40007-3 (King Cty. Sup. Ct.):  On November 25, 2013, stockholders of the former Hipcricket, Inc. who were stockholders when Augme purchased the assets of Hipcricket, Inc. in August 2011 filed a lawsuit in King County Superior Court alleging that Augme and its board of directors at the time made false statements which induced the plaintiff stockholders to approve the asset purchase transaction.  The lawsuit asserts claims under the Washington State Securities Act as well as common-law claims for intentional misrepresentation and negligent misrepresentation.  Plaintiffs seek to rescind the asset purchase transaction or obtain a “rescissionary measure of damages,” as well as compensatory damages, interest and attorneys’ fees.  On March 3, 2014, defendants filed a motion to dismiss the action in its entirety, and that motion will be fully briefed by April 23, 2014.  An oral argument on the motion to dismiss took place on May 9, 2014. The Court took the matter under advisement and did not issue any order.  The parties await the Court's decision.  Defendants intend to continue to vigorously defend the action.  The Company cannot at this time estimate any potential loss that may result from this litigation.

OPERATING LEASES

As of February 28, 2014 we leased space in four locations under non-cancellable leases, with initial terms of one to five and one half years. Total rent expense under operating leases was $815,244, net of $204,750 of sublease income on the unused office space in our New York office, and $906,151 for the years ended February 28, 2014 and 2013, respectively.

As of February 28, 2014, future minimum lease payments under non-cancelable operating leases are as follows:

Fiscal year 2015	$790,307
Fiscal year 2016	583,822
Fiscal year 2017	436,322
Fiscal year 2018	449,408
Fiscal year 2019	462,958
Thereafter	158,083
Total	$2,880,900